Putnam Investments One Post Office Square Boston, MA 02109 February 3, 2006

Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549

RE:	Putnam Asset Allocation Funds (Reg. No. 33-51017) (811-07121) (the "Trust")

-Putnam Asset Allocation: Balanced Portfolio
- Putnam Asset Allocation: Conservative Portfolio
-Putnam Asset Allocation: Growth Portfolio (collectively, the "Funds")

Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 2006.

Comments or questions concerning this certificate may be directed to Brie Steingarten at 1-800-225-2465, ext. 11347.

Very truly yours,

Putnam Asset Allocation Funds

By: /s/ Charles E. Porter
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer and
Principal Executive Officer

cc: Ropes & Gray